SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

In March 2013, the board of directors of the Company approved to distribute a dividend of US$0.25 per share, which is equivalent to US$0.50 per American Depositary Share, in an aggregate amount of approximately US$20,000 out of the Company’s additional paid-in capital to the holders of American Depository Shares. The dividend will be paid in May 2013.

In April 2013, the Company’s board of directors has authorized to amend the 2008 Share Incentive Plan terms and also approve some 2008 grants amendment. The contractual term of the options granted under the 2008 plan was extended from five years to ten years. Five option agreements with total 960,000 share options were modified to 625,000 share options, and the exercise prices in the four option agreements are modified from $3.4 or 3.15 per ordinary share to nil per ordinary share. Incremental compensation expenses, if any, will be recognized upon modification during the remaining vesting period.